Warrants - Changes in warrant liability - Additional information (Details)										1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 10, 2022 USD ($)	Dec. 21, 2021 USD ($) $ / shares shares	Nov. 13, 2020	Apr. 22, 2020 USD ($) $ / shares	Jan. 23, 2020	Aug. 18, 2017	Dec. 16, 2016 USD ($)	Nov. 09, 2016 USD ($) $ / shares shares	Sep. 30, 2016 $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Y $ / shares shares	Dec. 31, 2020 USD ($) shares	Feb. 28, 2022 shares	Apr. 22, 2021 $ / shares	Jun. 30, 2020 shares	Dec. 31, 2016 USD ($)
Class of Warrant or Right [Line Items]
Maximum number of warrants issued to purchase common stock in future								$ 1,000,000.00			$ 1,000,000.00		$ 1,000,000.00
Percentage of discount of future issuance of preferred stock													20.00%
Vesting period			24 months		0 years		0 years			0 years			0 years
Warrants expiration period			36 months				10 years
Fair value of warrants							$ 50,000	$ 250,000		$ 2,140,000	250,000		$ 250,000	$ 250,000
Warrant liabilities											297,634		297,634	374,694	$ 287,750
Fair Value Adjustment of Warrants											$ (36,472)		$ (77,060)	$ 86,944
Number of warrants exercised for issuance of shares | shares											5,376,663		5,376,663	7,752,009	6,469,046			32,092
Proceeds from issuance of Common Stock warrants		$ 67,000											$ 55,838	$ 1,129,535
Exercise price of warrants | $ / shares																	$ 150
Exchange of SAFEs For Warrants															$ (125,000)
Fair value of consideration received from warrants										$ 725,000
Fair value in excess of total consideration												$ 1,400,000
Warrants Strike Price | $ / shares				$ 0.002						$ 1.6000
Promissory Note Allocated to Equity Warrants				$ 88,000
Numbers of shares purchased | shares											23,285,733		23,285,733	20,475,143	17,695,985
Regulation CF, D, and S Common Stock And Warrant Offering
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares | shares														1,357,963		77,105
January 2020 Warrant Purchase Agreement | Second Century Ventures, LLC
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares | shares		2,037,560
Proceeds from issuance of Common Stock warrants	$ 3,260,000	$ 3,260,000
Exercise price of warrants | $ / shares		$ 1.6000
Numbers of shares purchased | shares		2,037,560
Trusted Mail
Class of Warrant or Right [Line Items]
Percentage of discount of future issuance of preferred stock						20.00%
Exchange of SAFEs For Warrants										$ (125,000)
Cancellation of Shares Value Issued To Investor										$ 100,000
Investors exercised
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares | shares											14,250		14,250
Proceeds from issuance of Common Stock warrants													$ 57,000
Exercise price of warrants | $ / shares											$ 4.0000		$ 4.0000
Exercise price
Class of Warrant or Right [Line Items]
Warrants measurement input										1.60				4.00
Risk free interest rate
Class of Warrant or Right [Line Items]
Warrants measurement input										1.58
Dividend yield
Class of Warrant or Right [Line Items]
Warrants measurement input										0				0
Expected volatility
Class of Warrant or Right [Line Items]
Warrants measurement input										44
Contractual term
Class of Warrant or Right [Line Items]
Warrants measurement input										2				1
Class A Common Stock
Class of Warrant or Right [Line Items]
Vesting period								0 years	0 years
Fair value of warrants																			$ 183,000
Number of warrants exercised for issuance of shares | shares		400,641						400,640	400,641	4,660,555				400,641
Proceeds from issuance of Common Stock warrants													$ 50,000	$ 0.17
Exercise price of warrants | $ / shares		$ 0.1664						$ 0.6240	$ 0.1664
Fair value of warrants price per share | $ / shares								$ 0.46
Warrants Value Credited per Annum Over Three Years Period										$ 100,000
Fair value of consideration received from warrants										$ 300,000				$ 50,000
Warrants to purchase common stock, outstanding | shares											2,622,995		2,622,995
Warrants to purchase | shares											1,420,818		1,420,818
Class A Common Stock | Second Century Ventures, LLC
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares | shares										4,660,555
Class A Common Stock | Trusted Mail
Class of Warrant or Right [Line Items]
Vesting period										0 years
Number of warrants exercised for issuance of shares | shares										932,210
Exercise price of warrants | $ / shares										$ 1.6000
Class A Common Stock | Exercise price
Class of Warrant or Right [Line Items]
Exercise price of warrants | $ / shares														$ 4.00
Fair Value of Warrant Liability
Class of Warrant or Right [Line Items]
Warrant liabilities											$ 48,000		$ 48,000	$ 125,000
Fair Value Adjustment of Warrants													$ 77,000	$ 87,000	$ 38,000
Warrants measurement input										1.56